Provisions - Other Foreign Subsidiaries - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (1,677)
Other Foreign Countries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	9,116	€ 9,534	€ 9,876
Net inclusion of entities in the Group	0	36	165
Current service cost	32	34	35
Interest cost	651	646	807
Pre-retirement cost	0	(6)	0
Effect of curtailment/settlement	(1)	(199)	(19)
Benefits paid	(666)	(634)	(716)
Benefits paid due to settlements	0	0	(24)
Contributions made by employees	5	5	6
Past service cost	6	3	3
Actuarial (gains)/losses	1,652	390	404
Demographic actuarial (gains)/losses	3	(59)	(140)
Financial actuarial (gains)/losses	1,649	449	544
Exchange differences and other items	(78)	(693)	(1,003)
Net defined benefit liability (asset) at end of period	€ 10,717	€ 9,116	€ 9,534